MASTER TRUST - Schedule of Fair Value of Master Trust Investments (Details) - EBP 008 - Master Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments, at fair value	$ 3,975,172,643	$ 3,521,057,282
Cash
EBP, Master Trust [Line Items]
Investments, at fair value	36,704,440	34,763,871
Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	70,996,693	57,213,231
Mutual funds
EBP, Master Trust [Line Items]
Investments, at fair value	51,704,413	44,938,018
Other brokerage
EBP, Master Trust [Line Items]
Investments, at fair value	57,714,481	43,835,594
Mutual funds
EBP, Master Trust [Line Items]
Investments, at fair value	229,730,105	210,265,504
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
Investments, at fair value	446,850,132	391,016,218
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash
EBP, Master Trust [Line Items]
Investments, at fair value	36,704,440	34,763,871
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	70,996,693	57,213,231
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Investments, at fair value	51,704,413	44,938,018
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Other brokerage
EBP, Master Trust [Line Items]
Investments, at fair value	57,714,481	43,835,594
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Investments, at fair value	229,730,105	210,265,504
Level 1
EBP, Master Trust [Line Items]
Investments, at fair value	446,850,132	391,016,218
Level 1 | Cash
EBP, Master Trust [Line Items]
Investments, at fair value	36,704,440	34,763,871
Level 1 | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	70,996,693	57,213,231
Level 1 | Mutual funds
EBP, Master Trust [Line Items]
Investments, at fair value	51,704,413	44,938,018
Level 1 | Other brokerage
EBP, Master Trust [Line Items]
Investments, at fair value	57,714,481	43,835,594
Level 1 | Mutual funds
EBP, Master Trust [Line Items]
Investments, at fair value	229,730,105	210,265,504
Level 2
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 2 | Cash
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 2 | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 2 | Other brokerage
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 3 | Cash
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 3 | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 3 | Other brokerage
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
NAV
EBP, Master Trust [Line Items]
Investments, at fair value	3,528,322,511	3,130,041,064
NAV | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	$ 1,233,961,343	$ 1,075,299,174
Minimum | Common/collective trusts
EBP, Master Trust [Line Items]
Redemption Notice Period	0 days	0 days
Maximum | Common/collective trusts
EBP, Master Trust [Line Items]
Redemption Notice Period	90 days	90 days